Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments
15.
Derivative financial instruments

The Company has borrowings denominated in US dollars and debt securities at variable interest rates in pesos, which in case of an increase in interest rates, would reduce the Company’s cash flows. Through the contracting of the CAP´s and SWAP´s with HSBC and Scotiabank, in some of these borrowings, the Company seeks to limit the risk of interest rate increases. In 2016 the Company contracted some hedges in which it has a floor and two collars to the increase in interest rates, so that if the relevant rate surpasses the level established (strike) in the contract, the CAP generates positive cash flows to the Company, which offsets the negative effects of the increase in the interest rates from the underlying loans.

The Company’s derivative financial instruments are negotiated in the market Over The Counter (OTC), through national and international counter parties.

The issuance of debt securities “GAP 15” in February 2015 for Ps.1,100,000 and the second tranche of the same debt securities “GAP 15” in January 2016 for Ps.1,100,000, generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years. This credit has a hedge of the interest rate Collar category with floor of 4.05%, CAP 1 5.75% and a second CAP of 6.75%, which ended on February 14, 2020 with the maturity and paid of the debt securities.

During January and February 2016, the Company entered into unsecured credit agreement with Scotiabank and BBVA for USD$95.5 million with each institution, for a total of USD$191.0 million. The loans generate interest at Libor 1M plus 99 and 105 basis points, respectively, with monthly interest payments, for a term of 5 years. For this credit an interest rate hedge Collar category was contracted, with floor of 0.42%, CAP 1 1.75% and a second CAP of 2.75%, which ended in February 2021 with the maturity and payment of bank loans.

On May 2, 2017, the Company contracted an interest rate SWAP with HSBC, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 17” with a value of Ps.1,500,000, which were issued at an interest rate TIIE and was swapped to 7.21% fixed rate, until the end of the debt securities certificates and, concluded with the maturity and paid of the debt securities in March 2022.

On February 26, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 17-2” with a value of Ps. 2,300,000 which were issued at an interest rate TIIE and was swapped to 8.0315% fixed rate, until the end of the debt certificates. Changes in fair value were recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and were presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized and concluded with the maturity and paid of the debt securities in November 2022.

On February 27, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP-19” with a value of Ps. 3,000,000 which were issued at an interest rate TIIE and was swapped to 8.03% fixed rate, until the end of the debt certificates. Changes in fair value were recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and were presented in the hedge reserve and were recycled to financial expenses to the extent that the interest of the associated debt is recognized.

On March 2, 2020, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 20” with a value of Ps. 3,000,000 which were issued at an interest rate TIIE and was swapped to 6.33% fixed rate, until the end of the debt certificates. Changes in fair value are recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and are presented in the hedge reserve and were recycled to financial expenses to the extent that the interest of the associated debt is recognized.

On March 1, 2022, the Company contracted with the Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAP´s) in order to hedge the risk of increasing the 30-day Libor interest rate on two loans held by MBJA in U.S. dollars totaling USD$58.0 million. The USD$30.0 million 30-day Libor interest plus 3.10% bearing loan was swapped at a rate of 1.59%, until maturity of the loan. The second loan of USD$20.0 million bearing interest at 30-day Libor plus 2.85% was swapped at a rate of 1.785% until maturity of the loan. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income of profit or los and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for 30-day Libor rate.

These financial instruments with HSBC and the financial instrument of Scotiabank to cover the debt security “GAP 15” for Ps. 2,200,000, which ended on February 14, 2020 with the maturity and payment of the debt certificates, were not entered into for speculative purposes, but neither were formally designated and therefore did not qualify as hedging instruments for accounting purposes and as a result changes in their fair value and are recognized in profit or loss within finance cost. The financial instruments with Scotiabank to cover the debt securities “GAP 17-2”, “GAP 19” and “GAP 20” and were not entered into for speculative purposes and were formally designated and therefore did qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in OCI and profit or loss in the financial instrument of cash flow hedges reserve. The hedging of the “GAP 17” debt certificates terminated in March 2022 with the payment.

The main characteristics and the fair value of these derivatives as of December 31, 2020, 2021 and 2022 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2020
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	(476)
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		(857)
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		(57,090)
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	—	—	—	November 2022	Ps.	(154,741)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	—	—	—	March 2024		(335,752)
Scotiabank	Ps.	3,000.0	March 2020	6.332	—	—	—	February 2025		(201,788)
Total									Ps.	(750,704)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2021
Scotiabank	Ps.	$3,000.0	March 2020	6.332%	February 2025	Ps.	89,711
					Total asset		89,711

HSBC	Ps.	1,500.0	May 2017	7.21%	March 2022		(6,764)
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	November 2022	Ps.	(23,527)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024		(41,096)
					Total liability	Ps.	(71,387)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2022
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024	Ps.	91,885
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		200,812
					Total asset		292,697
Derivatives designated as hedge financial instruments
The bank of nova scotia	USD.	$20.0	March 2022	1.59%	April 2025		(14,972)
The bank of nova scotia	USD.	$30.0	March 2022	1.7850%	September 2025		(36,233)
					Total liability	Ps.	(51,205)

For the years ended on December 31, 2020 of Ps.43,778 were recognized within finance cost of the period, due to the net expense of the periodic for its extrinsic value presented net within finance cost and for the period on December 31, 2021 and 2022 were recognized of Ps.51,429 and Ps. 6,765, respectively was recognized within finance income as income of the period, due to the net income of the periodic for its extrinsic value presented net within the finance income. As of December 31, 2020 Ps. 471,107 have been recognized in the reserve for the loss of the fair value and for December 31, 2021 and 2022 Ps.29,658 and Ps. 130,624,respectively as income of the fair value of the coverage for cash flow hedges of the GAP 17-2, GAP 19 and GAP 20 certificates.

The hedge of the variable interest rate started on March 4, 2016. During 2019, coverage was used because the 30-day Libor exceeded the CAP 1 of 1.75%. As of December 31, 2020 and 2021 the Company recognized an income of Ps.6,376 and Ps.1,228, respectively, for the application of coverage in the comprehensive financing result in the interest item.

The hedge of the variable interest rate started on April 1, 2016. During 2020, coverage was used because the 28-day TIIE rate exceeded the CAP 1 of 5.75%. As of December 31, 2020, the Company recognized an income of Ps.2,750, respectively, for the application of the coverage in the comprehensive financial result in the interest item.

The hedge of the variable interest, rate generated by the debt securities issued in April 2017, started on May 4, 2017; these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points, so a SWAP was contracted to convert it to a fixed rate of 7.21%. As of December 31, 2020, an amount of Ps.963, was recognized a finance income in favor of the Company for the application of the hedge and Ps.21,934, Ps.40,183 and Ps.5,066, to financial expense in 2020, 2021 and 2022, respectively, due to the variation of the TIIE according to the fixed rate agreed in the SWAP, which ended on March 31, 2022 with the maturity and paid of the debt securities.

The hedge of the variable interest rate, generated by the debt securities issued in November 2017, started on February 26, 2019; these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points, so a SWAP was contracted to convert it to a fixed rate of 8.0315%. As of December 31, 2020, 2021 and 2022 Ps.51,032, Ps.80,709 and Ps.19,633, respectively were recognized to finance cost, and for December 31, 2022, a financial income Ps.4,295, due to the variation of the TIIE according to the agreed fixed rate of the SWAP, which ended on November 3, 2022 with the maturity and paid of the debt securities.

The hedge of the variable interest rate, generated by the debt securities issued in March 2019, started on February 27, 2019; these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points, so a SWAP was contracted to convert it to a fixed rate of 8.03%. As of December 31, 2020, 2021 and 2022, Ps.67,027, Ps.105,335 and Ps.25,707, respectively were recognized to finance cost, and for December 31, 2022, a financial income of Ps.14,909, due to the variation of the TIIE according to the agreed fixed rate of the SWAP.

The hedge of the variable interest rate, generated by the debt securities issued in February 2020, started on March 2, 2020; these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points, so a SWAP was contracted to convert it to a fixed rate of 6.332%. As of December 31, 2020 and 2022 an amount of Ps.5,567 and Ps.45,669 was recognized as finance income and as of December 31, 2020, 2021 and 2022, a financial expense of Ps.24,513, Ps.52,939 and Ps.4,158, respectively, due to the variation of the TIIE according to the agreed fixed rate of the SWAP.

On March 1, 2022, the Company contracted Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the 30-day Libor interest rate on two loans held by MBJA in U.S. dollars totaling USD$58.0 million. The USD$30.0 million 30-day Libor interest plus 3.10% bearing loan was swapped at a rate of 1.59%, until maturity of the loan. The second loan of USD$20.0 million bearing interest at 30-day Libor plus 2.85% was swapped at a rate of 1.785% until maturity of the loan. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for 30-day Libor rate. As of December 31, 2022, a financial expense of USD$0.2 million due to the variation of the 30-day Libor according to the agreed fixed rate of the SWAP.